Risk and sensitivity analysis - Sensitivity to key market risks (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Risk and sensitivity analysis
Profit (loss) for the year after tax	$ 2,415	$ 1,712	$ (997)
Shareholders' equity	17,492	17,823
Including JVs and associates
Risk and sensitivity analysis
Contractual service margin	21,960	21,012
Foreign exchange risk
Risk and sensitivity analysis
Exchange movements arising during the year	$ (309)	$ (124)
Changes of foreign exchange rates recorded as part of other comprehensive income, percentage of opening equity	2.00%	1.00%
Reasonably possible increase in assumption (as a percent)	5.00%	5.00%
Reasonably possible decrease in assumption (as a percent)	5.00%	5.00%
Increase (decrease) to shareholders' equity:
Net effect on shareholders' equity from decrease in assumption	$ 624	$ 595
Net effect on shareholders' equity from increase in assumption	(565)	(538)
Increase (decrease) to profit after tax:
Net effect on profit after tax from decrease in assumption	102	72
Net effect on profit after tax from increase in assumption	$ (92)	$ (65)
Interest rate risk
Risk and sensitivity analysis
Reasonably possible increase in assumption (as a percent)	1.00%	1.00%
Reasonably possible decrease in assumption (as a percent)	0.50%	0.50%
Floor for movements in interest rates in sensitivity analysis	0.00%	0.00%
Increase (decrease) to shareholders' equity:
Net effect on financial assets from decrease in assumption	$ 7,690	$ 6,815
Net effect on financial assets from increase in assumption	(13,462)	(12,004)
Net effect on net insurance contract liabilities (including CSM) from decrease in assumption	(7,324)	(7,332)
Net effect on net insurance contract liabilities (including CSM) from increase in assumption	12,474	12,191
Net effect on shareholders' equity from decrease in assumption	348	(328)
Net effect on shareholders' equity from increase in assumption	(878)	24
Increase (decrease) to profit after tax:
Net effect on profit after tax from decrease in assumption	380	(328)
Net effect on profit after tax from increase in assumption	(940)	24
Net effect on CSM from decrease in assumption	395	358
Net effect on CSM from increase in assumption	(975)	(880)
Net effect on pre-tax adjusted operating profit from decrease in assumption	(48)	(30)
Net effect on pre-tax adjusted operating profit from increase in assumption	$ 21	$ 33
Equity/property market
Risk and sensitivity analysis
Reasonably possible increase in assumption (as a percent)	10.00%	10.00%
Reasonably possible decrease in assumption (as a percent)	20.00%	20.00%
Increase (decrease) to shareholders' equity:
Net effect on financial assets from decrease in assumption	$ (14,133)	$ (13,359)
Net effect on financial assets from increase in assumption	7,075	6,681
Net effect on net insurance contract liabilities (including CSM) from decrease in assumption	13,132	12,288
Net effect on net insurance contract liabilities (including CSM) from increase in assumption	(6,628)	(6,254)
Net effect on shareholders' equity from decrease in assumption	(689)	(822)
Net effect on shareholders' equity from increase in assumption	302	327
Increase (decrease) to profit after tax:
Net effect on profit after tax from decrease in assumption	(738)	(822)
Net effect on profit after tax from increase in assumption	325	327
Net effect on CSM from decrease in assumption	(1,479)	(1,392)
Net effect on CSM from increase in assumption	651	618
Net effect on pre-tax adjusted operating profit from decrease in assumption	(201)	(186)
Net effect on pre-tax adjusted operating profit from increase in assumption	$ 85	$ 83